Consolidated Statements of Operations and Comprehensive Loss		12 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Revenues		$ 1,965,506	¥ 13,336,158	¥ 35,593,055	¥ 45,976,421
Cost of revenues		(1,802,081)	(12,227,303)	(29,692,707)	(39,546,098)
Gross profit		163,425	1,108,855	5,900,348	6,430,323
Operating expenses:
Sales and marketing expenses		(979,511)	(6,646,082)	(8,333,493)	(7,468,321)
General and administrative expenses		(2,948,960)	(20,008,988)	(9,883,761)	(5,098,450)
Research and development expenses		(33,855)	(229,709)	(1,056,335)	(1,331,037)
Total operating expenses		(3,962,326)	(26,884,779)	(19,273,589)	(13,897,808)
Operating loss		(3,798,901)	(25,775,924)	(13,373,241)	(7,467,485)
Other income/(expenses)
Financial expenses, net		(224,213)	(1,521,305)	(1,161,392)	(1,134,713)
Other income, net		38,876	263,778	1,954,244	4,500,552
Impairment loss on long-lived assets		(600,493)	(4,074,402)
Total other income/(loss), net		(785,830)	(5,331,929)	792,852	3,365,839
Loss before income tax expense		(4,584,731)	(31,107,853)	(12,580,389)	(4,101,646)
Income tax benefit				97,342	46,054
Net loss		(4,584,731)	(31,107,853)	(12,483,047)	(4,055,592)
Less: Net loss attributable to non-controlling interests		(268)	(1,816)
Net loss attributable to Wetour Robotics Limited’s shareholders		(4,584,463)	(31,106,037)	(12,483,047)	(4,055,592)
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of nil tax		(239,133)	(1,622,541)	(789,425)	2,945
Total other comprehensive income/(loss)		(239,133)	(1,622,541)	(789,425)	2,945
Total comprehensive loss		(4,823,864)	(32,730,394)	(13,272,472)	(4,052,647)
Less: Comprehensive loss attributable to non-controlling interests		(276)	(1,870)
Comprehensive loss attributable to Wetour Robotics Limited’s shareholders		$ (4,823,588)	¥ (32,728,524)	¥ (13,272,472)	¥ (4,052,647)
Loss per ordinary share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ (11.73)	¥ (79.55)	¥ (60.4)	¥ (20.28)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	[1]	$ (11.73)	¥ (79.55)	¥ (60.4)	¥ (20.28)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1]	391,015	391,015	206,685	200,000
Diluted (in Shares)	[1]	391,015	391,015	206,685	200,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization and reverse share splits. (Note 13)